OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Government authorities	$ 278	$ 58
Prepaid expenses	37	21
Lease deposits	4	6
Others	24	18
Total	$ 343	$ 103